Exhibit 99.8

Summary Findings 08.09.2026

Seller:

Deal ID: FIGRE 2026-EXP2

Total Loan Count: 556

Loans by Grade in Population
Loan Grade	Count	Percentage
1	523	94.07%
2	26	4.68%
3	7	1.26%

Trade Summary
Loan Status	Count	Percentage
Review Complete	556	100.00%
In Rebuttal	0	0.00%

Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	4	3	2	1
3	33	33	33	0	26	7	0	0	7	0	0
2	0	0	0	0	0	0	0	0	0	26	0
1	523	0	0	0	0	0	0	0	0	0	523

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	4	3	2	4	3	2	1
Compliance	1	0	1	0	0	0	1	0
Application Incorrect	1	0	1	0	0	0	1	0
Credit	0	0	0	0	0	0	0	0
Valuation	32	0	32	0	0	7	25	0
Appraisal - Value is not supported within a 10% variance	32	0	32	0	0	7	25	0

Final Finding Grade by Exception Type
Grade 1
Grade 2
Grade 3
Grade 4
Count
0
5
10
15
20
25
30
35
1
1
0
32
7
25
Compliance
Credit
Valuation